Others - Capital management (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Others
Total liabilities	$ 30,880	$ 28,309
Total equity	$ 183,297	$ 181,964	$ (157,900)	$ (190,442)
Gearing ratio	0.17	0.16